Marketable Securities and Other Securities Investments - Gains and Losses Related to Equity Securities (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2019 JPY (¥)
Net gains (losses) recognized on equity securities	¥ (334,636)
Less: Net gains (losses) recognized on equity securities sold	4,836
Unrealized gains (losses) on equity securities still held as of March 31, 2019	¥ (339,472)